Financial Instrument Risk Management (Tables)	9 Months Ended
Sep. 30, 2023
Financial Instrument Risk Management [Abstract]
Schedule of Contractual Maturities Financial Liabilities	The following is an analysis of the contractual maturities of the Company’s financial liabilities as of September 30, 2023:
	Within	More than	More than
	one year	one year	five years
Accounts payable and accrued liabilities	$3,104,456	$-	$-
Convertible promissory note to be settled with ordinary shares	7,207,000	-	-
Convertible loans	74,158	-	-
Silent partnerships	-	971,916	-
Lease liabilities	474,011	923,705	504,663
Intellectual property acquisition liability - related party	400,854	796,664	-
	$11,260,479	$2,692,285	$504,663